Basic and Diluted Net Loss Per Share - Summary of Common Stock Reserved (Details)	Dec. 31, 2016 shares
Class Of Stock [Line Items]
Amount of common stock reserved	4,389,908
Stock Options
Class Of Stock [Line Items]
Amount of common stock reserved	1,884,425
Additional Shares Available for Grant Under Equity Plan
Class Of Stock [Line Items]
Amount of common stock reserved	2,505,483